Note 6 - Other Assets	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of other assets [text block]
6.	Other assets:

(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Accounts receivable	$5,710	$3,858	$3,177
Prepaid expenses and other	21,517	22,130	21,682
Property and equipment	24,239	6,536	6,687
Right-of-use assets	2,909	3,427	3,602
Deferred income tax asset	2,251	4,058	2,641
Interest rate swap (note 12)	150	1,517	1,118
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	2,495	2,791	2,889

	$65,978	$51,024	$48,503

a)

In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.